November 5, 2007

Ms. Rebecca A. Marquigny
Senior Counsel
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
Washington, DC  20549

Re:           Sun Life of Canada (U.S.) Variable Account I (“Registrant”)
Pre-Effective Amendment No. 3 Related to Initial Registration Statement on Form N-6
File Nos. 811-09137 & 333-143354
Our telephone conversation of October 22 and October 29, 2007

Dear Ms. Marquigny:

Thank you for your recent communication regarding the File referenced above.   We have addressed your comments, added revisions related to other pending filings and supplemented disclosure based on outside counsel recommendations.  Staff comments are addressed first.  Other revisions are presented in the letter in the order they appear in the prospectus.

A courtesy red-lined copy of the prospectus will be emailed contemporaneously with the filing of this correspondence.  The table of contents and all page number references in the clean prospectus are correct (as this may not be readily evident from review of the red-lined version).

1.	The Staff requested the fee table footnotes list all factors for which a charge may vary.

Response:  Each footnote describing a charge that varies by factors lists those factors as well as the specific attributes of the Insured to whom the maximum and minimum charges are attributable.

2.
The Staff requested the “When Charge Is Deducted” column for the Flat Extra Charge within the Periodic Charges Other Than Fund Operating Expenses Fee Table be revised to state the charge is deducted at the beginning of each Policy Month.

Response:  The revision has been made.

3.
The Staff requested an explanation of why Minimum Monthly Premiums would change due to a Specified Face Amount change or a change in supplemental benefits as Minimum Monthly Premiums are based on the Insured’s Issue Age, sex and rating class, not Specified Face Amounts or supplemental benefits.

Response:  The “Minimum Premium Test” section has been revised to delete statements regarding changes in the Minimum Monthly Premium post-issue.  Changes will not occur under this final version of the Policy.

4.	The Staff requested increased disclosure to distinguish the Enhanced Cash Surrender Value Rider and the Long Term Accumulation Rider.

Response:  Both the Enhanced Cash Surrender Value Rider section and the Long Term Accumulation Rider section have been rewritten to describe the purposes of each and their differences.  An Appendix C has been added which provides policy values if neither rider is elected, if the Enhanced Cash Surrender Value Rider is elected and if the Long Term Accumulation Rider is elected.  Appendix C assumes election of a Supplemental Insurance Rider as that is consistent with the Company’s anticipation of the election of the Representative Insured.  As a result, it will have enhanced relevance to a larger group of potential purchasers.  At the same time, the addition of the rider does not diminish the value of the exhibit to potential purchasers who do not elect a Supplemental Insurance Rider.

5.	The Staff requested the last sentence of the third paragraph of the Supplemental Insurance Rider section be revised to clarify what “guarantees” are at issue.

Response:  The sentence has been revised to make reference to No-Lapse Guarantee application to the insurance coverage provided by both the base Policy and the rider.

REVISIONS PURSUANT TO COMMENTS ON OTHER PENDING FILINGS OR OUTSIDE COUNSEL RECOMMENDATIONS

6.	The prospectus and statement of additional information have been redated.

7.
Travel Assistance has been added to the list of supplemental benefits in the Risk/Benefit Summary of Policy section.  The “Variable Account” section of the Risk/Benefit Summary has been revised to make clear the Variable Account was not established specifically for this policy but assets of several variable policies are held in the Variable Account.

8.	The “No-Lapse Guarantee” section in the Risk/Benefit Summary of Policy has been revised to clarify that the No-Lapse Guarantee Period varies based on the Insured’s Issue Age.

9.
The parenthetical beneath the Premium Expense Charge in the Transactions Fees Table has been revised to 3.25% to take into account federal tax obligations.  The “Premium Expense Charge” section within the prospectus has also been edited accordingly.

10.	The parenthetical beneath the Supplemental Insurance Rider Charge in the Charge column of the Optional Charges Table has been deleted.

11.
To reduce footnote text, Footnotes 2, 6, 8, 10, 12 and 13 have been revised to delete repeat reference to the dollar figures that appear in the relevant Fee Tables.  Any references to “age” within the Footnotes section have been clarified to refer to “Issue Age” or “Attained Age”.

12.	The asset allocation brochure provided supplementally to the SEC staff following the filing of Pre-Effective Amendment 2 has been revised to state rebalancing does occur after model termination.

13.
The “Effective Date of Coverage” definition has been deleted from the Glossary and references to that term have been deleted within the prospectus.  “Issue Date” remains accurately described as the date the Policy is generated from the Company’s system.  The “Policy Date” is the date from which the Insured’s Issue Age is measured and from the date Monthly Deductions are taken from the Account Value.  “Investment Start Date” is the date premium is invested into the selected Sub-Accounts.

14.	The “Right of Return Period” section has been revised by the replacement of “mailing” with “postmarking”.

15.
Disclosure has been added to the first paragraph of the “Policy Loans” section to state that protections against Policy lapse differ between the No-Lapse Guarantee and the Loan Lapse Protection Rider and to direct the policyowner’s attention to the “No-Lapse Guarantee” section and the “Loan Lapse Protection Rider” section.

16.
The “Short-Term Trading” section has been revised to state should transfer instructions provide for a redemption out of a Fund with purchase into a Fund that is restricted, the transfer will not be executed and that we will provide notice that the transfer instructions were not executed.

17.
A new last paragraph has been added to the “Minimum Premium Test” section to direct the policyowner to request illustrations from the financial adviser to show how different premium funding levels will determine the length of the No-Lapse Guarantee Period.

18.
Item 1 of the “Monthly Cost of Insurance” section has been revised by the addition of parentheses around the Total Net Amount at Risk to clarify the mathematical calculation.  Further, narrative disclosure and a related numeric example have been added to explain the allocation of account value to the initial death benefit and Specified Face Amount increases when calculating the Total Net Amount at Risk.

19.
The “Waiver of Monthly Deductions Rider” section has been revised to clarify that disability must be continuous for six months before monthly deductions are waived.  We further state that, upon receipt of due proof of total disability and its six month continuation, all monthly deductions taken during that time period will be reversed.

20.
The “Payment of Stipulated Amount Rider” section has been revised to clarify that disability must be continuous for six months before stipulated amounts are credited to the Account Value.  We further state that, upon receipt of due proof of total disability and its six month continuation, the Account Value will be credited with the stipulated payment for each month of past total disability and each month total disability continues.

21.           The “Financial Statements” section has been revised to reference the Company financials.

Acceleration Request

Registrant believes that the Amendment is responsive to Staff comments and, therefore, Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the Amendment to as soon as reasonably practicable. To the extent possible, effectiveness by close of business November 9, 2007 would be greatly appreciated.  Registrant will await your call to make its oral acceleration request.  Registrant and its principal underwriter are aware of their obligations under the 1933 Act. In addition, the Registrant acknowledges that

•	Should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions and comments to the undersigned at (781)446-1638.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel

cc:  Joan Boros, esq.